Acquisitions and dispositions	12 Months Ended
Mar. 31, 2016
Acquisitions and dispositions
Acquisitions and dispositions

3. Acquisitions and dispositions

On January 1, 2014, NIDEC acquired all of the voting rights in Mitsubishi Materials C.M.I. Corporation (currently Nidec Sankyo CMI Corporation), a Japanese company, which consists of development, manufacturing and sale of small motors, electric contact products and other products for cash of ¥5,228 million, in order to strengthen our automotive product business and enhance our product portfolio.

On March 31, 2014, NIDEC acquired all of the voting rights in Honda Elesys Co., Ltd. (currently Nidec Elesys Corporation), a Japanese company, which consists of development, manufacturing and sale of automobile electronic control units for car bodies for cash of ¥24,320 million, mainly in order to combine our EPS motors with Elesys’ electronic control units (ECU) to be transformed into a module business, and create sales synergies by utilizing Nidec Group’s sales network for automotive motors.

On February 2, 2015, NIDEC acquired all of the voting rights in Geräte- und Pumpenbau GmbH Dr. Eugen Schmidt (currently NIDEC GPM GmbH) (“GPM”), a German company, which consists of development, manufacturing and sale of automotive oil pumps and modules for passenger cars and commercial vehicles for cash of ¥30,024 million, in order to further transform its business model from one based solely on motors to one based on modularization / systematization and to accelerate its shift to high value-added businesses.

On February 2, 2015, NIDEC disposed of all of the voting rights in Nidec Logistics Corporation to Maruzen Showa Unyu Co., Ltd. for cash of ¥5,000 million. Gain on sales of the subsidiary’s stocks of ¥1,182 million arising from the disposition was included in selling, general and administrative expenses in the consolidated statement of income for the year ended March 31, 2015.

On May 15, 2015, NIDEC acquired all of the voting rights in Motortecnica s.r.l., an Italian company, which consists of design, manufacturing, repair, maintenance and servicing of electrical rotating machinery for cash of ¥1,897 million from its founding family, in order to strengthen its service business and expand in the generators market. This acquisition did not have a material impact on NIDEC’s consolidated financial position, results of operations or liquidity.

On June 2, 2015, NIDEC additionally acquired a certain amount of the voting rights in Sejin Electron (Hong Kong) Co., Limited (currently SCD (Hong Kong) Co., LTD.), a Chinese company, which consists of manufacture and marketing of automotive parts and appliance motors for cash of ¥424 million from Sejin Electron Inc., in order to strengthen its manufacturing capacity and expand in the automotive and appliance market. As a result of the acquisition, its voting rights in Sejin Electron (HK) increased from 50.0% to 100.0%. This acquisition did not have a material impact on NIDEC’s consolidated financial position, results of operations or liquidity.

On July 31, 2015, NIDEC acquired the switched reluctance (SR) motor and drive business of China Tex Mechanical & Electrical Engineering Ltd (currently Nidec (Beijing) Drive Technologies Co., Ltd.), a Chinese company, which consists of design, development, manufacture and marketing of SR motors and drives for cash of ¥407 million, in order to start manufacturing and developing SR motors and drives in China, which is a significant step forward in enhancing its presence in the industrial solution products market. This acquisition did not have a material impact on NIDEC’s consolidated financial position, results of operations or liquidity.

On August 24, 2015, NIDEC acquired all of the voting rights in Arisa, S.A. (currently Nidec Arisa S.L.U.), a Spanish company, which consists of development, manufacturing, sales and aftermarket services of large-sized servo press machines for cash of ¥3,878 million from its founding family, in order to effectively supplement the Company’s overall press machine business and enhance the Company’s brand exposure to the European automotive industry. This acquisition did not have a material impact on NIDEC’s consolidated financial position, results of operations or liquidity.

On August 31, 2015, NIDEC acquired all of the voting rights in KB Electronics, Inc. (taken over by Nidec Motor Corporation in March 2016), a US company, which consists of design, manufacture and sales of AC and DC electric motor drives and controls for cash of ¥3,672 million from its founding family, in order to add KB drives and controls into our product portfolio and expand our ability to provide packaged solutions to customers who want to pair a simple AC input variable speed control with a motor. This acquisition did not have a material impact on NIDEC’s consolidated financial position, results of operations or liquidity.

On September 1, 2015, NIDEC acquired the business of E.M.G. Elettromeccanica S.r.l., an Italian company, which consists of development, production and sales of motors for commercial facilities such as swimming pool and spa, air and smoke ventilation as well as household appliances and industrial equipment (brake motors, etc.) for cash of ¥931 million, in order to draw on its core strengths and gain a strong foothold in the world market for commercial and residential solutions, including motors for pumps used in swimming pools and spas and enrich our product lines and improving our production efficiency as well as further enhance its inter-group procurement synergies necessary to bring NIDEC to the leadership position in the European commercial equipment market. This acquisition did not have a material impact on NIDEC’s consolidated financial position, results of operations or liquidity.

On September 8, 2015, NIDEC acquired all of the voting rights in PT. NAGATA OPTO INDONESIA, an Indonesian company, which consists of processing of glass lenses for cash of ¥212 million from its founding family, in order to grow its automotive lens unit business further by strengthening production capacity through active capital investment to meet growing market demand and improve profitability by gaining in-house production capabilities of glass lenses. This acquisition did not have a material impact on NIDEC’s consolidated financial position, results of operations or liquidity.

Pursuant to ASC 805 “Business Combinations,” previous year’s consolidated financial statements have been retrospectively adjusted to reflect NIDEC’s valuation of the fair values of the assets acquired and the liabilities assumed upon the acquisition ofGPM in the fiscal year ended March 31, 2015. During the three months ended September 30, 2015, NIDEC completed its valuation of such assets and liabilities of GPM.

The effects of the adjustments for each consolidated financial statement were as follows:

Consolidated balance sheet as of March 31, 2015

Current assets ¥(1,499) million, property, plant and equipment ¥3,144 million, goodwill ¥(9,471) million, intangible assets ¥9,972 million, other noncurrent assets ¥55 million, liability ¥2,400 million and equity ¥(199) million.

Of intangible assets, Trademark of ¥3,156 million is not subject to amortization. The remaining intangible assets are subject to amortization and consist of customer relationships of ¥3,647 million, developed technologies of ¥3,169 million. NIDEC has estimated the weighted average amortization period for the customer relationships and developed technologies to be 20 years and 15 years, respectively.

Consolidated statement of income for the year ended March 31, 2015

Operating income ¥(279) million, income before income taxes ¥(279) million and net income attributable to Nidec Corporation ¥(201) million.

In addition, NIDEC is currently evaluating the fair values of the assets acquired and the liabilities assumed upon the acquisitions of companies executed in the fiscal year ending March 31, 2016. Assets and liabilities which are currently under evaluaton have been recorded on NIDEC’s consolidated balance sheet based on preliminary management estimation as of March 31, 2016. With regard to assets and liabilities of which fair value evaluation is completed, consolidated financial statements for the six months ended September 30, 2015 have been retrospectively adjusted to reflect NIDEC’s valuation of fair value. These evaluations do not have material impacts on NIDEC’s consolidated financial position, results of operations or liquidity.

The following represent the unaudited pro forma results of operations of NIDEC for the years ended March 31, 2014 and 2015, as if the acquisitions of GPM had occurred on April 1, 2013. The unaudited pro forma results of operations are presented for comparative purposes only and are not necessarily indicative of the results of operations that may occur in the future or that would have occurred had the acquisitions been in effect on the dates indicated.

Pro forma results of operations on the acquisitions during the years ended March 31, 2016 are omitted because of their immaterialities.

The unaudited pro forma results of operations of NIDEC for the years ended March 31, 2014 and 2015, as if the acquisition of GPM had occurred on April 1, 2013.

	Yen in millions
	For the year ended March 31 (Unaudited)
	2014	2015
Pro forma net sales	¥909,356	¥1,065,579
Pro forma net income	56,795	77,052

	Yen
Pro forma net income attributable to Nidec Corporation per share
— Basic	¥208.75	¥275.31
— Diluted	195.30	259.54

Note: NIDEC implemented a two-for-one stock split on its common stock as of April 1, 2014. Each pro forma net income attributable to Nidec Corporation per share has been adjusted to reflect the effect of the stock split.